Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 60% Portfolio	Apr. 29, 2023 USD ($)
VIP FundsManager 60% Portfolio - Service Class
Expense Example:
1 year	$ 77
3 years	251
5 years	463
10 years	1,074
VIP FundsManager 60% Portfolio - Service Class 2
Expense Example:
1 year	92
3 years	298
5 years	544
10 years	$ 1,250